Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Current Assets [Line Items]
Prepaid expenses	$ 3,247	$ 3,230
Other	1,478	467
Total other current assets	$ 4,725	$ 3,697